GOODWILL - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	¥ 331,000		¥ 331,000		$ 47
Goodwill impairment loss	¥ 0	$ 0	¥ 0	¥ 43,300,000